Future Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013		$ 2,028
2014		1,829
2015		853
2016		878
2017		402
Thereafter		1,707
Note payable to a bank	$ 2,270	$ 7,697	$ 5,429